Share Capital and Other Components of Equity - Summary of Share Capital Issued and Fully Paid (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of shares issued [abstract]
Balance, beginning of year	$ 1,135,500	$ 1,107,290
Repurchase and cancellation of own shares	(27,485)	(5,929)
Cash consideration of stock options exercised	6,471	13,523
Ascribed value credited to share capital on stock options exercised, net of tax	1,274	2,985
Issuance of shares on settlement of RSUs and PSUs, net of tax	9,349	17,631
Balance, end of year	$ 1,125,109	$ 1,135,500